Capital and financial risk management - Equity risk (Details) - Equity risk - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	23.00%	8.00%
Increase in profit before tax due to reasonably possible increase in designated risk component	€ 767	€ 319
Decrease in profit before tax due to reasonably possible increase in designated risk component	€ 767	€ 319